OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 1,973,618,323		¥ 1,907,043,892
Freight payables	505,793,582		463,924,999
Accrued utilities, rentals and interest	338,652,891		86,349,122
Countervailing and anti-dumping duty	255,616,292		326,735,668
Accrued warranty cost	122,799,090		99,471,928
Commission payables	90,591,153		30,558,458
Value-added tax and other tax payables	38,709,295		43,243,416
Contracted labor fee	18,351,990		55,971,430
Accrued professional service fees	11,434,943		10,881,679
Insurance premium payables	6,811,786		740,908
Others	46,015,997		31,008,256
Total	¥ 3,408,395,342	$ 522,359,435	¥ 3,055,929,756